UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	James S. Hamman, Jr., Secretary, Calamos Advisors, LLC
2020 Calamos Court,
Naperville, Illinois
60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2007

DATE OF REPORTING PERIOD: January 1, 2007 through June 30, 2007

ITEM 1. Report to Shareholders

CALAMOS®

Investment strategies for
your serious money™

Calamos Growth and Income Portfolio

Semiannual Report June 30, 2007

calamos
Investmetn strategies for Your serious moneyTM
Calamos Growth and Income Portfolio
Semiannual Report June 30, 2007

Chairman’s Letter
Dear Contract Owner:
Enclosed is your semiannual report for the six months ended June 30, 2007. As always, we value the opportunity to communicate with you and encourage you to review these materials with care. You’ll find performance information, commentary from the investment team about the Portfolio and markets, portfolio allocations, as well as a complete listing of holdings and financial highlights.
This year marks an important milestone for us—30 years of helping investors achieve their long-term goals. When I look back to 1977, in many ways, I see a very different world. Personal computers were years away from being standard office equipment, and we still did calculations with pencils, paper and French curves. The Dow Jones Industrial Average was trading below 1,000—the milestones the index has reached recently would have seemed unreal. Without the benefit of today’s technologies, we were less connected to other countries and markets.
Although much has changed since 1977, the core values that guided Calamos Investments then continue to inform each decision we make today. We place you, the investor, first. We recognize the assets you entrust with us are the result of hard work and carefully thought-out choices. We regard the management of your assets as both a responsibility and an honor—one which we welcome with the utmost dedication.
Thirty years ago, innovative and entrepreneurial spirit served to set us apart. Then, we were using convertible securities—which were little understood—to maximize return potential while managing risk. Throughout our history, we have continually challenged ourselves to understand and maximize the potential of the evolving marketplace—indeed, the world.
We view the long-term results we achieve for you as the most important measure of our success. (In this report, long-term results are presented in the performance tables and growth of $10,000 chart.) Consistent with this, we seek to invest ahead of events rather than chase performance, and always keep a close eye on understanding and managing risk. As we have for 30 years, we view this focus on risk management—on protecting your principal over the long-term—as a key differentiator of our investment process.
We thank you for your trust and look forward to helping you achieve your financial goals in the years to come.
Sincerely,
John P. Calamos, Sr.
Chairman, CEO and Co-CIO
Calamos Advisors LLC
This report is presented for informational purposes and should not be considered investment advice.

Growth and Income Portfolio
Chairman’s Letter SEMIANNUAL REPORT	1

Economic and Market Review
The mid-cycle slowdown in the United States appears to have ended. After two quarters of weaker gross domestic product (GDP) growth, we expect second quarter growth to show signs of recovery, on the back of inventory rebuild and a strong job market.
This most recent mid-cycle slowdown wasn’t much of a slowdown by historic standards, unless one considers the United States’ weak first-quarter GDP growth (only a 0.7% annual rate). The unemployment rate remained low and bond market spreads hovered near all-time lows. Consumer trends continued to show strength, with good gains in wage growth supporting consumer spending. Also, although corporate profit margins have likely peaked, liquid balance sheets should provide good support in the second half of 2007.
Some investors remained concerned during the period over slowdowns in U.S. housing and auto manufacturers. However, it is important to remember that many factors in the global economy suggest the potential for continued strength, including its diversification, productivity gains, inflation containment and global reach. As evidence of this, consider that since the 1980s, the U.S. economy has experienced rolling recessions in various sectors (including agriculture, commodities, banking and information technology), while avoiding a significant overall decline.
The stock market (as measured by the S&P 500 Index1) returned 6.96% in the first half of 2007. These returns did not come smoothly, however, as the period was marked by a return to higher—and, historically speaking, more normal levels of—volatility. This heightened volatility brought with it indications that a change in leadership in the equity and convertible markets may have begun to emerge. After rewarding more-cyclical stocks in 2006 and during the first two months of 2007, investors began to favor quality companies with stable growth prospects, particularly after the market correction in February.
Throughout the period, convertible securities continued to offer investors compelling opportunities. Issuance remained strong and valuations continued to improve. Overall, investors rewarded lower-quality convertible securities most; speculative-grade issues outperformed investment-grade issues. From a sector perspective, cyclical and value-oriented companies outperformed growth sectors. However, as in the equity markets, indications emerged that the tide may be turning away from cyclical and lower-quality issues. After the February market correction, investors began to return their attention to higher-quality, growth-oriented convertibles.
A supportive economic backdrop is clearly in place. Despite strong returns over the last several months, stock prices remain reasonably priced and, we believe, still have room to move higher. Looking forward, we believe many opportunities exist for long-term investors, across both equities and convertibles.

1 The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper, Inc.
Indexes are unmanaged and returns assume reinvestment of any and all distributions, and, unlike portfolio returns, do not reflect any fees, expenses or sales charges. Investors cannot invest directly in an index.

Growth and Income Portfolio
2	SEMIANNUAL REPORT Economic and Market Review

Investment Team Interview
In the following interview, the Calamos Investment Team, led by Co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA, discuss the Portfolio’s performance, strategy and positioning during the six-month period ended June 30, 2007.
Q. How did the Portfolio perform during the reporting period?
A. The Portfolio gained 5.70% (Class A shares, unadjusted for sales charges) for the six-month period ended June 30, 2007. For the same period, the S&P 500 Index1 rose 6.96% and the Value Line Convertible Index2 gained 6.31%.
Q. Tell us about the Portfolio’s investment process and strategy.
A. We combine thematic considerations with rigorous proprietary security research in an effort to create a risk-managed, diversified, long-term portfolio. We believe that a number of dynamic secular trends will create long-term investment opportunities around the world. These themes relate to changing demographics, globalization, the expansion of economic freedom, and supply and demand trends.
Our top-down identification of long-term secular themes provides a framework for individual security research. We evaluate each company as if we were going to buy it outright; this comprehensive proprietary research process encompasses qualitative and quantitative analysis. We consider each investment independently as well in the context of the Portfolio as a whole.
The Portfolio offers a defensive approach to equity exposure through an opportunistically allocated portfolio of stocks and convertible securities. Our investment criteria rewards companies with quality growth fundamentals, such as above-average and sustainable growth rates, robust free cash flow and high return on invested capital.
As of the close of the reporting period, the Portfolio was allocated roughly equally between common stocks and convertible securities. This reflects our positive outlook on both asset classes. We maintained a comparable allocation throughout the period.
Q. Tell us more about the convertible allocation.
A. Convertible securities combine characteristics of stocks and fixed-income securities. Like stocks, they offer the potential for capital appreciation; like bonds, they provide potential downside protection and an income stream. Because of these hybrid characteristics, we believe convertibles may be particularly valuable in managing risk and enhancing returns. Structured properly, a convertible bond portfolio will participate in the upside movements in equities but help protect principal should the equity market turn south.

Growth and Income Portfolio
Investment Team Interview SEMIANNUAL REPORT	3

Investment Team Interview
Q. What factors helped performance during the period?
A. During the reporting period, most sectors of the market (as measured by the S&P 500 Index) posted positive returns, but financials were a notable exception. The Portfolio’s relative performance benefited from its underweight position and security selection within the financials sector. Our investment criteria—which favor companies with sustainable growth—led us away from many of the large banks that are particularly sensitive to changing spreads. Instead, we preferred companies tied to the capital markets, such as asset managers. This approach served the Portfolio well, and a number of the Portfolio’s financial holdings made notable upside contributions.
The Portfolio’s relative performance was also enhanced by its underweighting to the consumer staples sector, which posted lackluster returns within the broad market. Moreover, within the consumer staples sector, the Portfolio benefited from good stock selection; here, beverage companies buoyed returns.
Convertible securities contributed to the Portfolio’s total return. The Portfolio’s “equity sensitive” convertibles (those that track the performance of their underlying stocks more closely) performed particularly well against the backdrop of an advancing stock market.
Q. What factors hindered performance during the period?
A. Relative to the S&P 500 Index, the Portfolio’s performance during the six-month period was hindered by our bias to quality growth companies with good long-term earnings prospects. These criteria led us to underweight the energy and materials sectors.
The index is a blended benchmark, however, and includes both growth and cyclical companies. During the reporting period, the largest contribution to the S&P 500 Index’s return came from the energy sector, which is a more cyclical group. (Cyclical sectors are those which tend to be more susceptible to changes in the overall health of the economy.) We continue to question the earnings growth sustainability and high valuations in these areas. Reflecting these concerns, the Portfolio had limited exposure to the large exploration-and-production oil companies and mining companies that performed most strongly.
An overweight position to the consumer discretionary sector detracted from relative performance, as the sector lagged within the benchmark.
Q. How are you positioning the portfolio?
A. As we did throughout the period, we are favoring traditional growth companies—that is, companies with high-quality balance sheets and prospects that are not entirely dependent on the economy and volatile commodity prices. Traditional growth-oriented sectors such as information technology and consumer discretionary are well represented.

Growth and Income Portfolio
4	SEMIANNUAL REPORT Investment Team Interview

Investment Team Interview
In contrast, we remain very selective within cyclical sectors. However, within the cyclical areas of the market, we have found opportunities in aerospace and defense, infrastructure and engineering-related companies.
In addition, within the convertible allocation, the Portfolio continues to emphasize issues with a high degree of equity sensitivity, which reflects our positive outlook on the equity markets.

1 The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper, Inc.
2 The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the U.S. convertible securities   market. Source: Russell/Mellon Analytical Services, LLC.

Growth and Income Portfolio
Investment Team Interview SEMIANNUAL REPORT	5

Performance and Portfolio Information
TOTAL RETURN AS OF 6/30/07

				SINCE INCEPTION
6 MONTHS	1 YEAR	3 YEARS†	5 YEARS†	(5/19/1999–6/30/2007)†
5.70%	14.07%	9.99%	10.67%	9.30%
Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns are net of all fees and expenses incurred by the Portfolio.

†	Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average, assuming reinvestment of income and capital gain distributions. Returns do not reflect sales charges, expenses and fees assessed in connection with the variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

*	Index data shown above is from 5/31/99, since comparative index data is only available for full monthly periods.
Source: State Street Corporation, Lipper, Inc. and Russell/Mellon Analytical Services, LLC.
ASSET ALLOCATION
AS OF 6/30/07

Common Stock	50.9%
Convertible Bonds	40.7%
Convertible Preferreds	5.4%
Cash and Receivables/Payables	3.0%
Portfolio asset allocation is based on net assets.
SECTOR ALLOCATION AS OF 6/30/07

Information Technology	27.8%
Consumer Discretionary	16.4%
Financials	15.9%
Health Care	15.6%
Industrials	7.3%
Energy	5.8%
Consumer Staples	5.3%
Telecommunication Services	2.4%
Materials	0.5%
Sector allocations are based on net assets (excluding security lending collateral and short-term investments) and may vary over time.
       Growth and Income Portfolio
6     SEMIANNUAL REPORT Performance and Portfolio Information

Expense Overview
As a contract owner, you incur certain costs. Because the Portfolio is a funding vehicle for policies and eligible plans, you may also incur sales charges and other fees related to policies and eligible plans. Costs you will incur, not including those described above, are:
Transaction costs and ongoing costs, including management fees, and other fund expenses, such as audit, legal and custodian fees.
The examples in this report are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. It is intended to help you understand the ongoing cost associated with investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
There are two parts to the Portfolio’s chart:
Actual—In this part of the chart, you’ll see the actual expenses you would have paid on a $1,000 investment made at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007, the period covered by this report. This chart also shows the actual returns, after expenses, you would have earned during that time. This chart can help you estimate your own expenses. For example, if you invested $8,600 in the Portfolio, simply divide $8,600 by $1,000, then multiply that result by the figure in the “Actual Expenses per $1,000” row. (In this example, you would multiply 8.6 by the figure).
Hypothetical—In this part of the chart, you’ll see the hypothetical expenses you would have paid on a $1,000 investment from January 1, 2007 through June 30, 2007, and the hypothetical returns, after expenses, you would have earned during that time. The Securities and Exchange Commission (SEC) has established the guidelines for this chart, including the 5% annual return before expenses, which is what you’ll see in the chart. Note that this chart will not help you determine your own expenses, but will help you compare expenses of the Portfolio to the expenses of other portfolios.
Please note that the expenses shown in the chart are meant to highlight your ongoing costs only and do not include any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the chart is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.
The actual and hypothetical examples assume a $1,000 investment at the beginning of the period, January 1, 2007, and held through June 30, 2007.

Actual Expenses per $1,000*	$6.56
Ending value	$1,057.00

Hypothetical Expenses per $1,000*	$6.44
Ending value	$1,018.41

Annualized Expense Ratio	1.29%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365.
Growth and Income Portfolio
Expense Overview SEMIANNUAL REPORT      7

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (40.7%)
	Consumer Discretionary (6.6%)
	Carnival Corp.
$440,000	0.000%, 10/24/21^	$360,250
50,000	2.000%, 04/15/21	63,375
145,000	Iconix Brand Group, Inc.*
	1.875%, 06/30/12	148,806
500,000	Liberty Media Corp. (Time Warner)¥
	0.750%, 03/30/23	613,750
720,000	Omnicom Group, Inc.^
	0.000%, 07/31/32	752,400
55,000	Priceline.com, Inc.*
	0.750%, 09/30/13	95,494
380,000	Walt Disney Company^
	2.125%, 04/15/23	456,950

		2,491,025

	Energy (5.0%)
170,000	Nabors Industries, Inc.
	0.000%, 06/15/23	182,963
350,000	Pride International, Inc.
	3.250%, 05/01/33	524,562
225,000	Schlumberger, Ltd.
	2.125%, 06/01/23	480,375
300,000	Superior Energy Services, Inc.*
	1.500%, 12/15/26	324,375
250,000	Transocean, Inc.^
	1.500%, 05/15/21	370,625

		1,882,900

	Financials (7.0%)
359,000	Bank of America Corp. (The Coca-Cola Company,
	Coach, Inc., Franklin Resources, Inc.)¥
	0.250%, 02/15/12	374,473
361,000	Lehman Brothers Holdings, Inc. (Microsoft Corp.,
	Cisco Systems, Inc.)¥
	0.250%, 02/16/12	367,209
640,000	Merrill Lynch & Company, Inc.
	0.000%, 03/13/32	788,416
550,000	Prudential Financial, Inc.^‡
	2.960%, 12/12/36	569,690
525,000	Wachovia Corp. (Halliburton, Nabors Industries, Amerada Hess)¥
	0.250%, 12/15/10	538,781

		2,638,569

	Health Care (4.2%)
125,000	Conmed Corp.
	2.500%, 11/15/24	123,281
	Gilead Sciences, Inc.
400,000	0.500%, 05/01/11*	454,000
160,000	0.500%, 05/01/11^	181,600
150,000	PDL BioPharma, Inc.
	2.000%, 02/15/12	171,563
	Teva Pharmaceutical Industries, Ltd.
380,000	0.250%, 02/01/24	464,550
150,000	0.500%, 02/01/24^	172,875

		1,567,869

	Industrials (4.0%)
190,000	AGCO Corp.
	1.250%, 12/15/36	231,088
445,000	L-3 Communications Holdings*^
	3.000%, 08/01/35	503,962
335,000	Lockheed Martin Corp. ‡
	5.110%, 08/15/33	451,714
430,000	Roper Industries, Inc.
	1.481%, 01/15/34	312,288

		1,499,052

	Information Technology (12.7%)
180,000	Amkor Technology, Inc.^
	2.500%, 05/15/11	227,475
270,000	Cadence Design Systems, Inc.*^
	1.500%, 12/15/13	313,537
265,000	CommScope, Inc.
	1.000%, 03/15/24	712,850
170,000	Cypress Semiconductor Corp.*^
	1.000%, 09/15/09	188,700
140,000	DST Systems, Inc.
	4.125%, 08/15/23	236,950
	EMC Corp.
490,000	1.750%, 12/01/11^	621,075
350,000	1.750%, 12/01/11*	443,625
180,000	Lawson Software Americas, Inc.*
	2.500%, 04/15/12	192,150
120,000	Macrovision Corp.*
	2.625%, 08/15/11	150,000
370,000	Nortel Networks Corp.*^
	2.125%, 04/15/14	363,062
	ON Semiconductor Corp.
280,000	0.000%, 04/15/24	339,850
170,000	2.625%, 12/15/26*	210,162
	Skyworks Solutions, Inc.*
55,000	1.500%, 03/01/12	56,169
55,000	1.250%, 03/01/10	56,238
125,000	SPSS, Inc.*
	2.500%, 03/15/12	147,500
115,000	Sunpower Corp.
	1.250%, 02/15/27	145,044
400,000	Xilinx, Inc.*^
	3.125%, 03/15/37	405,000

		4,809,387

	Telecommunication Services (1.2%)
260,000	Qwest Communications International, Inc.
	3.500%, 11/15/25	456,950

	TOTAL CONVERTIBLE BONDS
	(Cost $13,575,811)	15,345,752

See accompanying Notes to Schedule of Investments.
        Growth and Income Portfolio
8      SEMIANNUAL REPORT Schedule of Investments

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (5.4%)
	Financials (3.7%)
160	Fortis Insurance, NV (Assurant, Inc.)*¥
	7.750%	$238,864
23,000	MetLife, Inc.
	6.375%	744,280
13,800	XL Capital, Ltd.
	7.000%	405,444

		1,388,588

	Health Care (1.2%)
6,500	Schering-Plough Corp.
	6.000%	447,200

	Materials (0.5%)
1,600	Freeport-McMoRan Copper & Gold, Inc.
	6.750%	205,600

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $1,807,309)	2,041,388

COMMON STOCKS (50.9%)
	Consumer Discretionary (9.8%)
8,400	Coach, Inc.#	398,076
5,000	Garmin, Ltd.#	369,850
2,800	Harley-Davidson, Inc.	166,908
8,500	Home Depot, Inc.	334,475
3,300	ITT Educational Services, Inc.#	387,354
32,000	News Corp.^	734,080
12,000	Nike, Inc.	699,480
17,500	Walt Disney Company	597,450

		3,687,673

	Consumer Staples (5.3%)
11,800	Coca-Cola Company	617,258
12,750	Heineken NV	374,438
3,000	Inbev NV	238,920
9,200	PepsiCo, Inc.	596,620
2,900	Procter & Gamble Company	177,451

		2,004,687

	Energy (0.8%)
3,000	Transocean, Inc.#^	317,940

	Financials (5.2%)
3,000	American International Group, Inc.	210,090
3,000	Ameriprise Financial, Inc.	190,710
8,800	Aon Corp.	374,968
1,800	Franklin Resources, Inc.	238,446
3,200	Goldman Sachs Group, Inc.	693,600
1,400	PartnerRe, Ltd.^	108,500
415	Prudential Financial, Inc.	40,351
1,600	Reinsurance Group of America, Inc.	96,384

		1,953,049

	Health Care (10.2%)
2,700	Alcon, Inc.^	364,257
2,700	Forest Laboratories, Inc.#	123,255
9,400	Gilead Sciences, Inc.#^	364,438
6,000	Johnson & Johnson	369,720
14,200	Merck & Company, Inc.	707,160
7,500	PerkinElmer, Inc.	195,450
14,000	Pfizer, Inc.	357,980
16,000	Thermo Electron, Corp.#	827,520
6,400	Zimmer Holdings, Inc.#	543,296

		3,853,076

	Industrials (3.3%)
11,000	Honeywell International, Inc.	619,080
1,800	Lockheed Martin Corp.^	169,434
5,000	Manpower, Inc.	461,200

		1,249,714

	Information Technology (15.1%)
10,000	Accenture, Ltd.	428,900
26,000	Cisco Systems, Inc.#	724,100
17,000	Dell, Inc.#^	485,350
12,000	eBay, Inc.#	386,160
7,500	Electronic Data Systems Corp.	207,975
6,000	Hewitt Associates, Inc.#	192,000
11,545	Infosys Technologies, Ltd.	581,637
31,000	Microsoft Corp.^	913,570
5,200	Nintendo Company, Ltd.	237,378
26,000	Nokia Corp.	730,860
40,000	Oracle Corp.#	788,400

		5,676,330

	Telecommunication Services (1.2%)
3,500	America Movil, S.A. de CV#	216,755
5,500	Rogers Communication, Inc.	233,695

		450,450

	TOTAL COMMON STOCKS
	(Cost $16,337,845)	19,192,919

SHORT-TERM INVESTMENT (2.8%)
1,040,740	Calamos Government Money Market Fund —
	Class I Shares**
	5.066%
	(Cost $1,040,740)	1,040,740

See accompanying Notes to Schedule of Investments.
Growth and Income Portfolio
Schedule of Investments SEMIANNUAL REPORT      9

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

NUMBER OF
SHARES	VALUE

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (19.3%)
7,279,000	Bank of New York Institutional Cash
Reserve Fund 5.399%
(Cost $7,279,000)	$7,279,000

TOTAL INVESTMENTS (119.1%)
(Cost $40,040,705)	44,899,799

PAYABLE UPON RETURN OF SECURITIES LOANED (-19.3%)	(7,279,000)

OTHER ASSETS, LESS LIABILITIES (0.2%)	88,337

NET ASSETS (100.0%)	$37,709,136

NOTES TO SCHEDULE OF INVESTMENTS

¥	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At June 30, 2007, the market value of 144A securities that could not be exchanged to the registered form is $1,808,920 or 4.8% of net assets.

#	Non-income producing security.

^	Security, or portion of security, is on loan.

‡	Variable rate or step bond security. The interest rate shown is the rate in effect at June 30, 2007.

**	Investment in affiliated fund.
See accompanying Notes to Financial Statements.
          Growth and Income Portfolio
10      SEMIANNUAL REPORT Schedule of Investments

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

ASSETS
Investments in securities, at value• (cost $38,999,965)	$43,859,059
Investments in affiliated funds (cost $1,040,740)	1,040,740
Cash with custodian (interest bearing)	27
Accrued interest and dividends	61,107
Receivable for investments sold	134,427
Receivable for fund shares sold	607
Prepaid expenses	1,857
Other assets	34,651

Total assets	45,132,475

LIABILITIES AND NET ASSETS
Payables:
Cash collateral for securities on loan	7,279,000
Investments purchased	16,479
Fund shares redeemed	9,640
Affiliates:
Investment advisory fees	22,982
Deferred compensation to trustees	34,651
Financial accounting fees	356
Trustees’ fees and officer compensation	330
Other accounts payable and accrued liabilities	59,901

Total liabilities	7,423,339

NET ASSETS	$37,709,136

ANALYSIS OF NET ASSETS
Paid in capital	$30,366,882
Undistributed net investment income (loss)	(579,779)
Accumulated net realized gain (loss) on investments and foreign currency translations	3,062,939
Unrealized appreciation (depreciation) of investments and foreign currency translations	4,859,094

NET ASSETS	$37,709,136

Shares outstanding (no par value: unlimited shares authorized)	2,491,455
Net asset value and redemption price per share	$15.14

•	Includes securities on loan with a market value of $7,075,134
See accompanying Notes to Financial Statements.
Growth and Income Portfolio
Statement of Assets and Liabilities SEMIANNUAL REPORT     11

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

INVESTMENT INCOME
Interest	$206,207
Dividends	150,442
Dividends from affiliates	8,595
Securities lending income	4,528

Total investment income*	369,772

EXPENSES
Investment advisory fees	137,549
Trustees’ fees and officer compensation	7,831
Financial accounting fees	2,075
Legal fees	33,521
Audit fees	31,415
Custodian fees	4,837
Printing and mailing fees	12,119
Accounting fees	972
Transfer agent fees	1,121
Other	4,669

Total expenses	236,109

Less: earnings credits and fees reimbursed by adviser	(382)
Net expenses	235,727

NET INVESTMENT INCOME (LOSS)	134,045

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in securities	2,062,269
Change in net unrealized appreciation/depreciation on:
Investments in securities	(159,994)

NET GAIN (LOSS) ON INVESTMENTS	1,902,275

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,036,320

*	Net of foreign taxes withheld of $1,902
See accompanying Notes to Financial Statements.
         Growth and Income Portfolio
12     SEMIANNUAL REPORT Statement of Operations

Statements of Changes in Net Assets

	(unaudited)	Year Ended
	Six Months Ended	December 31,
	June 30, 2007	2006

OPERATIONS
Net investment income (loss)	$134,045	$372,481
Net realized gain (loss) from investments in securities	2,062,269	2,530,897
Change in net unrealized appreciation/depreciation on investments in securities	(159,994)	418,969

Net increase (decrease) in net assets resulting from operations	2,036,320	3,322,347

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(172,038)	(728,348)
Net realized gains	—	(2,858,582)

Total distributions	(172,038)	(3,586,930)

CAPITAL SHARE TRANSACTIONS
Issued	2,058,608	3,764,821
Issued in reinvestment of distributions	172,038	3,586,930
Redeemed	(3,357,907)	(5,911,362)

Net increase (decrease) in net assets from capital share transactions	(1,127,261)	1,440,389

TOTAL INCREASE (DECREASE) IN NET ASSETS	737,021	1,175,806

NET ASSETS
Beginning of period	$36,972,115	$35,796,309

End of period	37,709,136	36,972,115

Undistributed net investment income (loss)	$(579,779)	$(541,786)

CAPITAL SHARE TRANSACTIONS
Shares issued	139,264	252,925
Shares issued in reinvestment of distributions	11,602	246,895
Shares redeemed	(228,887)	(397,130)

Net increase (decrease) in capital shares outstanding	(78,021)	102,690

See accompanying Notes to Financial Statements.
Growth and Income Portfolio
Statements of Changes in Net Assets SEMIANNUAL REPORT     13

Notes to Financial Statements (unaudited)
NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization. Calamos Advisors Trust, a Massachusetts business trust organized on February 17, 1999 (the “Trust”), consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”). The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio commenced investment operations on May 19, 1999. The Portfolio seeks high long-term total return through growth and current income.
Portfolio Valuation. The valuation of the Portfolio’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter (“OTC”) market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking a NOCP, at the last current reported sale price on NASDAQ at the time as of which the Portfolio determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option.
Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.
The Portfolio also may use fair value pricing, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, if the value of a foreign security it holds is materially affected by events occurring before their valuation time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
         Growth and Income Portfolio
14     SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)
When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices.
Investment Transactions and Investment Income. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.
Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
Income Taxes. No provision has been made for U.S. income taxes because the Trust’s policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), and distribute to shareholders substantially all of its taxable income and net realized gains.
Growth and Income Portfolio
Notes to Financial Statements SEMIANNUAL REPORT     15

Notes to Financial Statements (unaudited)
Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these “book/tax’’ differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transaction, contingent payment debt instruments and methods of amortizing and accreting on fixed income securities. The Portfolio also may treat a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Financial records are not adjusted for temporary differences.
Indemnifications. Under the Trust’s organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss to be remote.
New Accounting Pronouncements. Effective January 1, 2007, the Portfolio adopted the provisions of FASB Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109. At June 30, 2007, the Portfolio had no unrecognized tax benefits and it does not anticipate any unrecognized tax benefits arising in the next 12 months that would result in a material change to its financial position. As a result, the Portfolio recognized no liability for unrecognized tax benefits in connection with the adoption of FIN 48. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements.
In addition, in September 2006, the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and their disclosures, and its impact has not yet been determined.
NOTE 2 – INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES
Pursuant to an investment advisory agreement with Calamos Advisors LLC (“Calamos Advisors”), the Portfolio pays a monthly investment advisory fee based on the average daily net assets of the Portfolio at the annual rate of 0.75%. Calamos Advisors has contractually agreed to ensure that with respect to that portion of the Portfolio’s advisory fee equal to the advisory fees charged by Calamos Advisors on the Portfolio’s investments in the Calamos Government Money Market Fund (an affiliated fund and a series of the Calamos Investment Trust), such fees will not be charged to the Portfolio. For the six months ended June 30, 2007, the total advisory fee subject to such agreement was $338.
Pursuant to a financial accounting services agreement, Calamos Advisors receives a fee for financial accounting services payable monthly based on “combined assets” at the annual rate of 0.0175% on the first $1 billion; 0.0150% on the next $1 billion; and 0.0110% on combined assets above $2 billion (for purposes of this calculation “combined assets” means the total average daily net assets of Calamos Investment Trust, Calamos Advisors Trust, and the average weekly managed net assets of Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Convertible Opportunities and Income Fund, Calamos Global Total Return Fund and Calamos Global Dynamic Income Fund). “Managed assets” means the funds’ total assets (including any assets attributable to any outstanding borrowings) minus total liabilities (other than debt representing financial leverage).
         Growth and Income Portfolio
16     SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)
Financial accounting services include, but are not limited to the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets; and monitoring trustee deferred compensation plan accruals and valuations. The Portfolio pays its pro rata share of the financial accounting services fee payable to Calamos Advisors based on the Portfolio’s relative portion of combined assets on which the fee is computed.
The Trust reimburses Calamos Advisors for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of “Trustees’ fees and officer compensation” expenses on the Statement of Operations.
Included in the Statement of Operations under the caption “Earnings credits” are expense offsets of $44 arising from credits on cash balances maintained on deposit with the Portfolio’s custodian.
Pursuant to an agreement with US Bancorp Fund Services, LLC, the Portfolio’s transfer agent (“US Bancorp”), Calamos Financial Services LLC (“CFS”) provides certain shareholder administrative services to US Bancorp. CFS receives from US Bancorp an annual fee of $175,000, paid in monthly installments, for providing of these services. Also, US Bancorp pays license fees to unaffiliated third parties for CFS’ utilization of certain transfer agent and phone systems in providing the shareholder administrative services. The fees paid to CFS and the payment of license fees to third parties are borne by US Bancorp. The Portfolio has not assumed or incurred any additional expenses in connection with CFS providing these services to US Bancorp and the transfer agency fees payable by the Portfolio to US Bancorp have not increased as a result thereof.
Certain officers and trustees of the Trust are also officers and directors of CFS and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Trust, except for the Chief Compliance Officer as described above.
The Trust has adopted a deferred compensation plan (the ‘‘Plan’’). Under the Plan, a trustee who is not an ‘‘interested person’’ (as defined in the Investment Company Act of 1940, as amended) of the Trust and has elected to participate in the Plan (a ‘‘participating trustee’’) may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation would have been paid to the participating trustee. The value of the account increases with contributions to the account or with increases in the value of the Class I shares of one or more of the funds of the Calamos Investment Trust selected by the participant, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. Deferred compensation investments of $34,651 are included in “Other assets” on the Statement of Assets and Liabilities at June 30, 2007. The Portfolio’s obligation to make payments under the Plan is a general obligation of the Portfolio and is included in “Payable for deferred compensation to Trustees” on the Statement of Assets and Liabilities at June 30, 2007.
NOTE 3 – INVESTMENTS
Purchases and sales of investments, other than short-term investments by the Portfolio, for the six months ended June 30, 2007 were as follows:

Purchases	$15,281,454
Proceeds from sales	17,235,716
The following information is presented on a Federal income tax basis as of June 30, 2007. Differences between the cost basis under U.S. generally accepted accounting principles and Federal income tax purposes are primarily due to timing differences.
The cost basis of investments for Federal income tax purposes at June 30, 2007 was as follows:

Cost basis of investments	$40,224,415

Gross unrealized appreciation	$4,900,252
Gross unrealized depreciation	$(224,868)

Net unrealized appreciation (depreciation)	$4,675,384

Growth and Income Portfolio
Notes to Financial Statements SEMIANNUAL REPORT     17

Notes to Financial Statements (unaudited)
NOTE 4 – INCOME TAXES
The tax character of distributions for the six months ended June 30, 2007 will be determined at the end of the Portfolio’s current fiscal year. Distributions during the fiscal year ended December 31, 2006 were characterized for Federal income tax purposes as follows:

2006
Distributions paid from:
Ordinary Income	$728,348
Long-Term Capital Gain	2,858,582

As of December 31, 2006, the components of accumulated earnings/(loss) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed capital gains	845,940

Total undistributed earnings	845,940
Accumulated capital and other losses	(76,010)
Net unrealized gains/(losses)	4,736,488

Total accumulated earnings/(losses)	5,506,418
Other	(28,446)
Paid-in capital	31,494,143

$36,972,115

As of December 31, 2006, the Portfolio did not have a net tax basis capital loss carryforward.
The Portfolio had deferred post-October losses occurring subsequent to October 31, 2006. For tax purposes, such losses will be treated as having occurred on January 1, 2007. As of December 31, 2006 post-October losses were as follows:

Capital	$—
Currency	(21)
Contingent Payment Debt Instrument	(75,989)
NOTE 5 – SECURITIES LENDING
During the six months ended June 30, 2007, the Portfolio loaned one or more of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the income earned on the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities. At June 30, 2007, the Portfolio had securities valued at $7,075,134 that were on loan to broker-dealers and banks and $7,279,000 in cash or cash equivalent collateral.
         Growth and Income Portfolio
18     SEMIANNUAL REPORT Notes to Financial Statements

Financial Highlights
Selected data for a share outstanding throughout each period were as follows:
The financial highlights tables are intended to help you understand the Portfolio’s financial performance during the periods indicated below. Certain information reflects financial results for single Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information for the period ended June 30, 2007, is unaudited. Deloitte & Touche LLP an independent registered public accounting firm, has audited the information for the fiscal years ended December 31, 2006 and 2005. Information for periods ended prior to December 31, 2005 was audited by another independent registered public accounting firm.

	Six Months Ended
	June 30,
	(unaudited)	For the Year Ended December 31,
	2007	2006	2005	2004	2003	2002

Net asset value, beginning of period	$14.39	$14.51	$13.98	$12.74	$10.46	$11.29

Income from investment operations:

Net investment income (loss)	0.04	0.16	0.11	0.13	0.34	0.43

Net realized and unrealized gain (loss) from investments and foreign currency transactions	0.78	1.20	0.87	1.27	2.32	(0.89)

Total from investment operations	0.82	1.36	0.98	1.40	2.66	(0.46)

Distributions:
Dividends from net investment income	(0.07)	(0.29)	(0.33)	(0.16)	(0.38)	(0.37)

Dividends from net realized gains	—	(1.19)	(0.12)	—	—	—

Total distributions	(0.07)	(1.48)	(0.45)	(0.16)	(0.38)	(0.37)

Net asset value, end of period	$15.14	$14.39	$14.51	$13.98	$12.74	$10.46

Total Return (a)	5.70%	9.45%	7.15%	11.10%	25.76%	(4.10%)

Ratios and supplemental data:
Net assets, end of period (000)	$37,709	$36,972	$35,796	$33,719	$22,368	$15,863

Ratio of net expenses to average net assets	1.29%*	1.24%	1.27%	1.31%	1.47%	1.00%

Ratio of net investment income (loss) to average net assets	0.73%*	1.02%	0.76%	1.16%	3.11%	3.98%

Ratio of gross expenses to average net assets prior to earnings credits and fees reimbursed by adviser	1.29%*	1.24%	1.27%	1.31%	1.59%	1.78%

Portfolio turnover rate	42.58%	66.00%	69.69%	79.53%	68.46%	42.88%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, and does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of fund shares.

*	Annualized
Growth and Income Portfolio
Financial Highlights SEMIANNUAL REPORT 19

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Calamos Advisors Trust
We have reviewed the accompanying statement of assets and liabilities, including the schedule of investments, of Calamos Advisors Trust (comprised solely of the Calamos Growth and Income Portfolio) (the “Trust”) as of June 30, 2007, and the related statement of operations and changes in net assets and the financial highlights for the semi-annual period then ended. These interim financial statements and financial highlights are the responsibility of the Trust’s management.
We conducted our review in accordance with standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Based on our review, we are not aware of any material modifications that should be made to such interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets of the Trust for the year ended December 31, 2006 and the financial highlights for each of the two years then ended, and in our report dated February 9, 2007, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The Trust’s financial highlights for years ended prior to December 31, 2005 were audited by other auditors whose report, dated February 4, 2005, expressed an unqualified opinion on those financial highlights.
Chicago, Illinois
August 10, 2007
          Growth and Income Portfolio
20      SEMIANNUAL REPORT Report of Independent Registered Public Accounting Firm

Trustee Approval of Management Agreement
The Board of Trustees of Calamos Advisors Trust oversees the Portfolio’s management, and, as required by law, determines annually whether to continue the Trust’s management agreement with Calamos Advisors under which Calamos Advisors serves as the investment manager and administrator for the Trust and the Portfolio. The “Independent Trustees,” who comprise more than 75% of the Board, have never been affiliated with Calamos Advisors.
In connection with their most recent consideration regarding continuation of the management agreement, the Trustees received and reviewed a substantial amount of information provided by Calamos Advisors in response to detailed requests of the Independent Trustees and their independent legal counsel. In the course of their consideration of the agreement the Independent Trustees were advised by their counsel and, in addition to meeting with management of Calamos Advisors, they met separately in executive session with their counsel.
At a meeting on June 22, 2007, based on their evaluation of the information referred to above and other information, the Trustees determined that the overall arrangements between the Portfolio and Calamos Advisors were fair and reasonable in light of the nature, extent and quality of the services provided by Calamos Advisors and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting the Trustees, including all of the Independent Trustees, approved continuation of the management agreement through July 31, 2008, subject to possible earlier termination as provided in the agreement.
In considering whether to continue the management agreement, the Trustees reviewed various factors that they determined were relevant, including the factors described below, none of which by itself was considered the sole factor in the Trustees’ determinations. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the management agreement are discussed separately below.
Nature, Extent and Quality of Services. The Trustees reviewed the nature, extent and quality of Calamos Advisors’ services to the Portfolio, taking into account the Portfolio’s investment objective and strategy and their knowledge gained from their regular meetings with management on at least a quarterly basis, and their ongoing review of information related to the Portfolio. In addition, the Trustees reviewed Calamos Advisors’ resources and key personnel, especially those who provide investment management services to the Portfolio. The Trustees also considered other services provided to the Portfolio by Calamos Advisors, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, serving as the Portfolio’s administrator, monitoring adherence to the Portfolio’s investment restrictions, producing shareholder reports, providing support services for the Board and Board committees, communicating with shareholders, overseeing the activities of other service providers and monitoring compliance with various Portfolio policies and procedures and with applicable securities laws and regulations. In addition, the Trustees considered compliance reports from the Trust’s Chief Compliance Officer.
Growth and Income Portfolio
Trustee Approval of Management Agreement SEMIANNUAL REPORT      21

Trustee Approval of Management Agreement
The Trustees concluded that the nature, quality and extent of the services provided by Calamos Advisors to the Portfolio were appropriate and consistent with the terms of the management agreement and that the Portfolio was likely to benefit from the continued provision of those services. They also concluded that Calamos Advisors had sufficient personnel, with the appropriate education and experience, to serve the Portfolio effectively and had demonstrated its continuing ability to attract and retain well qualified personnel.
Performance of the Portfolio. The Trustees considered the performance results for the Portfolio over various time periods and comparative information for a universe of comparable funds identified by Lipper Inc., an independent provider of investment company data, and for the Portfolio’s benchmarks. The Trustees discussed the Portfolio’s performance with representatives of Calamos Advisors, who provided additional information with regard to certain aspects of the Lipper materials. The Trustees concluded that, except for 2006, when the performance of the portfolio lagged significantly compared to its Lipper universe of comparable funds, the Portfolio had consistently strong performance in each time period reviewed.
Costs of Services and Profits Realized by Calamos Advisors. The Trustees examined information regarding the Portfolio’s fees and expenses in comparison to corresponding information for comparable funds as provided by Lipper. The Trustees noted that the Portfolio’s contractual rate of management fee was at the median of management fees of its Lipper peer expense group. They also concluded that, although the Portfolio’s overall expense ratio was higher than the median expense ratio of its peer group members, the Portfolio’s relatively small asset size contributed to its higher expense ratio.
The Trustees also reviewed the rates of management fees charged by Calamos Advisors to its separate accounts and to its subadvised funds (for which Calamos Advisors provides portfolio management services only). Although in most instances the rates of its sub-advisory fees and its separate account fees for various investment strategies are lower than the management fees charged to the Portfolio, the Trustees noted that Calamos Advisors performs significant additional services for the Portfolio that it does not provide to those other clients. Those services include administrative services, oversight of the Portfolio’s other service providers, trustee support, regulatory compliance and numerous other services. The Trustees also considered that, in serving the Portfolio, Calamos Advisors assumes many risks that it does not assume in servicing its other clients.
The Trustees considered the methodology used by Calamos Advisors in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees reviewed information on the profitability of Calamos Advisors in serving as the Portfolio’s investment manager and of Calamos Advisors and its affiliates in all of their relationships with the Portfolio, as well as an explanation of the methodology utilized in allocating various expenses among the Portfolio and Calamos Advisors’ other business units. The Trustees also reviewed the annual report of Calamos Advisors’ parent
          Growth and Income Portfolio
22      SEMIANNUAL REPORT Trustee Approval of Management Agreement

Trustee Approval of Management Agreement
company and discussed its corporate structure. In their review, the Trustees considered whether Calamos Advisors receives adequate incentives to manage the Portfolio effectively. The Trustees recognized that profitability comparisons among fund managers are difficult because very little comparative information is publicly available and profitability of any manager is affected by numerous factors, including the particular manager’s organizational structure, the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the manager’s capital structure and cost of capital. However, based on the information available and taking those factors into account, the Trustees concluded that the profitability of Calamos Advisors with respect to the Portfolio in relation to the services rendered was not unreasonable and that the financial condition of Calamos Advisors was sound.
The Trustees concluded that the management fees and other compensation payable by the Portfolio to Calamos Advisors and its affiliates were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees Calamos Advisors charges to other clients. The Trustees also concluded that the Portfolio’s overall expense ratio was reasonable in light of the nature, quality and extent of the services provided by Calamos Advisors and the Portfolio’s investment performance.
Economies of Scale. The Trustees received and discussed information concerning whether Calamos Advisors realizes economies of scale as the Portfolio’s assets increase. The Trustees concluded that the fee schedule for the Portfolio was appropriate at current asset levels.
Other Benefits to Calamos Advisors. The Trustees also considered benefits that accrue to Calamos Advisors and its affiliates from their relationship with the Portfolio. The Trustees concluded that, other than the services to be provided by Calamos Advisors and its affiliates pursuant to the management agreement and the fees payable by the Portfolio therefore, the Portfolio and Calamos Advisors may potentially benefit from their relationship with each other in other ways. The Trustees also considered Calamos Advisors’ use of commissions paid by the Portfolio on its portfolio brokerage transactions to obtain proprietary research products and services benefiting the Portfolio and/or other clients of Calamos Advisors. The Trustees concluded that Calamos Advisors’ use of “soft” commission dollars to obtain research products and services was consistent with regulatory requirements.
After full consideration of the above factors as well as other factors that were instructive in evaluating the management arrangements, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement was in the best interest of the Portfolio and its shareholders.
Growth and Income Portfolio
Trustee Approval of Management Agreement SEMIANNUAL REPORT     23

Change in Independent Registered Public Accounting Firm (unaudited)
On November 1, 2005, the Trust’s audit committee approved the dismissal of Ernst & Young LLP (E&Y) as independent registered public accounting firm and engaged Deloitte & Touche LLP (Deloitte) to serve as the Trust’s independent registered public accounting firm for the Trust’s fiscal year ended December 31, 2005. During the Trust’s fiscal year ended December 31, 2004 and through November 1, 2005, neither the Trust nor anyone on its behalf consulted with Deloitte on items that (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements; or (ii) concerned the subject of a disagreement or reportable events.
The report of E&Y on the Trust’s financial statements for the fiscal year ended December 31, 2004 contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust’s fiscal year ended December 31, 2004 and through November 1, 2005, there were no (i) disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust’s financial statements for such years, or (ii) reportable events.
         Growth and Income Portfolio
24     SEMIANNUAL REPORT Change in Independent Registered Public Accounting Firm

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A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling 800.582.6959, by visiting the Calamos website at www.calamos.com, or by writing Calamos at: Calamos Advisors LLC, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563. As of August 30, 2007, the Portfolio’s proxy voting record for the twelve month period ended June 30, 2007, is also available free of charge upon request by calling, or writing Calamos Advisors LLC at the address shown above, or by visiting the SEC website at http://www.sec.gov. The Portfolio files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Form N-Q is available free of charge, upon request, by calling or writing Calamos Advisors LLC or by visiting the SEC website. You may also review or, for a fee, copy the form at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 800.732.0330.
CALAMOS ADVISORS TRUST
This report, including the unaudited financial statements contained herein, is submitted for general information for the contract owners of the Portfolio. The report is not authorized for distribution to prospective contract owners in the Portfolio unless it is accompanied by a currently effective prospectus of the Portfolio. Portfolio holdings as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies that invest in the Portfolio.
2020 Calamos Court Naperville, IL 60563-2787 800.582.6959 www.calamos.com
© 2007 Calamos Holdings LLC. All Rights Reserved. Calamos® is a registered trademark of Calamos Holdings LLC. Investment strategies for your serious moneyTM is a trademark of Calamos Holdings LLC.
KCLSAN 2146 2007

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS
Included in the Report to Shareholders in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
No material changes.
ITEM 11. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1) Code of Ethics – Not applicable.
(a)(2)(i) Certification of Principal Executive Officer.
(a)(2)(ii) Certification of Principal Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust
By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date: August 15, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust
By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date: August 15, 2007

By:	/s/ Patrick H. Dudasik
Name:	Patrick H. Dudasik
Title:	Principal Financial Officer
Date: August 15, 2007